Financial instruments and related disclosures - Summary Anticipated Contractual Cash Flows for Derivative Instruments, Excluding Embedded Derivatives and Equity Options, Using Undiscounted Cash Flows (Details) - Derivative Instruments - Foreign exchange forward contracts and swaps - GBP (£)
£ in Millions
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Foreign exchange forward contracts and swaps	£ 28,603	£ 31,961
Foreign exchange forward contracts and swaps	(28,669)	(31,944)
Due in less than one year
Disclosure of detailed information about financial instruments [line items]
Foreign exchange forward contracts and swaps	28,567	31,961
Foreign exchange forward contracts and swaps	(28,634)	(31,944)
Between one and two years
Disclosure of detailed information about financial instruments [line items]
Foreign exchange forward contracts and swaps	36	0
Foreign exchange forward contracts and swaps	£ (35)	£ 0